Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 98.1%
Advertising - 0.3%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$157,000	$118,637
Stagwell Global LLC, 5.63%, 8/15/29(a)	29,000	25,431
		144,068
Aerospace & Defense - 4.6%
Bombardier, Inc.
7.13%, 6/15/26(a)	115,000	115,414
7.88%, 4/15/27(a)	275,000	278,541
7.50%, 2/1/29(a)	139,000	141,580
Howmet Aerospace, Inc.
5.90%, 2/1/27	49,000	49,853
6.75%, 1/15/28	90,000	94,500
Rolls-Royce PLC
3.63%, 10/14/25(a)	145,000	137,344
5.75%, 10/15/27(a)	355,000	353,651
Spirit AeroSystems, Inc., 9.38%, 11/30/29(a)	80,000	87,300
TransDigm UK Holdings PLC, 6.88%, 5/15/26	145,000	142,825
TransDigm, Inc.
6.25%, 3/15/26(a)	207,000	207,494
5.50%, 11/15/27	251,000	236,670
6.75%, 8/15/28(a)	218,000	220,453
4.88%, 5/1/29	259,000	229,241
		2,294,866
Agriculture - 0.9%
Vector Group Ltd., 5.75%, 2/1/29(a)	520,000	462,680
Airlines - 3.3%
American Airlines, Inc.
11.75%, 7/15/25(a)	165,000	180,539
7.25%, 2/15/28(a)	66,000	64,185
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(a)	220,000	216,520
5.75%, 4/20/29(a)	484,000	464,353
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(a)	95,000	95,612
United Airlines Holdings, Inc., 4.88%, 1/15/25	25,000	24,323
United Airlines, Inc.
4.38%, 4/15/26(a)	436,000	417,595
4.63%, 4/15/29(a)	183,000	165,851
		1,628,978
Auto Manufacturers - 3.0%
Allison Transmission, Inc.
5.88%, 6/1/29(a)	105,000	102,215
3.75%, 1/30/31(a)	46,000	39,246
Ford Motor Co., 9.63%, 4/22/30	140,000	162,562
Ford Motor Credit Co. LLC
7.35%, 11/4/27	299,000	308,717

	Shares/ Principal	Fair Value

Auto Manufacturers (continued)
5.11%, 5/3/29	$115,000	$107,962
7.35%, 3/6/30	276,000	283,590
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25(a)	55,000	53,926
5.88%, 1/15/28(a)	275,000	231,496
Nissan Motor Co., Ltd., 4.81%, 9/17/30(a)	20,000	18,060
Wabash National Corp., 4.50%, 10/15/28(a)	203,000	175,995
		1,483,769
Auto Parts & Equipment - 1.3%
Adient Global Holdings Ltd.
7.00%, 4/15/28(a)	60,000	61,681
8.25%, 4/15/31(a)	40,000	41,182
IHO Verwaltungs GmbH, 4.75% Cash, or 5.50% PIK, 9/15/26(a),(b)	200,000	178,117
Titan International, Inc., 7.00%, 4/30/28	388,000	349,600
		630,580
Banks - 1.5%
Deutsche Bank AG/New York NY, 5.88%, (SOFR + 5.44%), 7/8/31(c)	200,000	173,582
Freedom Mortgage Corp., 7.63%, 5/1/26(a)	83,000	66,561
Intesa Sanpaolo SpA
4.20%, (US 1 Year CMT T-Note + 2.60%), 6/1/32(a),(c)	330,000	239,903
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33(a),(c)	200,000	211,753
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42(a),(c)	100,000	66,205
		758,004
Building Materials - 1.9%
Boise Cascade Co., 4.88%, 7/1/30(a)	135,000	119,326
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	88,000	76,744
6.38%, 6/15/32(a)	219,000	218,461
Eco Material Technologies, Inc., 7.88%, 1/31/27(a)	95,000	90,119
Louisiana-Pacific Corp., 3.63%, 3/15/29(a)	325,000	279,450
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(a)	42,000	35,490
Standard Industries, Inc., 4.75%, 1/15/28(a)	131,000	122,378
		941,968
Chemicals - 1.7%
Ashland LLC, 3.38%, 9/1/31(a)	216,000	176,560
Cerdia Finanz GmbH, 10.50%, 2/15/27(a)	35,000	32,105

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Chemicals (continued)
Chemours Co. (The), 5.75%, 11/15/28(a)	$26,000	$23,211
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28(a)	134,000	118,925
Mativ Holdings, Inc., 6.88%, 10/1/26(a)	183,000	167,455
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30(a)	98,000	86,332
Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	142,000	134,289
Valvoline, Inc., 3.63%, 6/15/31(a)	48,000	40,818
WR Grace Holdings LLC, 7.38%, 3/1/31(a)	45,000	45,170
		824,865
Coal - 0.9%
SunCoke Energy, Inc., 4.88%, 6/30/29(a)	282,000	243,765
Warrior Met Coal, Inc., 7.88%, 12/1/28(a)	205,000	206,151
		449,916
Commercial Services - 6.3%
ADT Security Corp. (The), 4.13%, 8/1/29(a)	53,000	47,265
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	286,000	271,342
Alta Equipment Group, Inc., 5.63%, 4/15/26(a)	83,000	77,610
AMN Healthcare, Inc., 4.63%, 10/1/27(a)	42,000	38,941
APX Group, Inc., 6.75%, 2/15/27(a)	55,000	54,725
CoreCivic, Inc., 8.25%, 4/15/26	56,000	56,447
CPI CG, Inc., 8.63%, 3/15/26(a)	226,000	223,740
Deluxe Corp., 8.00%, 6/1/29(a)	250,000	182,808
Garda World Security Corp., 7.75%, 2/15/28(a)	25,000	24,640
Gartner, Inc.
4.50%, 7/1/28(a)	188,000	178,450
3.63%, 6/15/29(a)	50,000	44,614
3.75%, 10/1/30(a)	80,000	71,810
GEO Group, Inc. (The), 10.50%, 6/30/28	116,000	117,200
Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	190,000	176,149
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/26(a)	137,000	135,973
6.25%, 1/15/28(a)	320,000	299,200
PROG Holdings, Inc., 6.00%, 11/15/29(a)	198,000	168,301
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	30,000	27,955
Service Corp. International
5.13%, 6/1/29	70,000	67,528
4.00%, 5/15/31	243,000	213,840
TriNet Group, Inc., 3.50%, 3/1/29(a)	33,000	28,215

	Shares/ Principal	Fair Value

Commercial Services (continued)
Upbound Group, Inc., 6.38%, 2/15/29(a)	$210,000	$176,327
Williams Scotsman International, Inc.
6.13%, 6/15/25(a)	42,000	41,682
4.63%, 8/15/28(a)	329,000	299,289
WW International, Inc., 4.50%, 4/15/29(a)	39,000	20,865
ZipRecruiter, Inc., 5.00%, 1/15/30(a)	81,000	69,255
		3,114,171
Computers - 0.4%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/1/29(a)	79,000	62,288
KBR, Inc., 4.75%, 9/30/28(a)	128,000	114,382
Unisys Corp., 6.88%, 11/1/27(a)	67,000	42,729
		219,399
Cosmetics & Personal Care - 0.8%
Coty, Inc., 5.00%, 4/15/26(a)	235,000	226,737
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/29(a)	210,000	196,085
		422,822
Distribution & Wholesale - 0.3%
G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	100,000	94,250
Ritchie Bros Holdings, Inc.
6.75%, 3/15/28(a)	15,000	15,448
7.75%, 3/15/31(a)	20,000	20,960
		130,658
Diversified Financial Services - 3.6%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27(a)	75,000	75,488
Coinbase Global, Inc., 3.38%, 10/1/28(a)	128,000	78,117
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	41,979
Enova International, Inc., 8.50%, 9/15/25(a)	395,000	374,503
LPL Holdings, Inc.
4.63%, 11/15/27(a)	93,000	87,357
4.38%, 5/15/31(a)	36,000	31,828
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	65,000	58,988
5.50%, 8/15/28(a)	140,000	120,050
5.75%, 11/15/31(a)	440,000	340,876
OneMain Finance Corp., 7.13%, 3/15/26	100,000	96,129
PRA Group, Inc., 8.38%, 2/1/28(a)	65,000	65,169
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	140,000	132,497
5.75%, 6/15/27(a)	300,000	266,828
		1,769,809

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Electric - 2.7%
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	$120,000	$114,450
3.75%, 1/15/32(a)	80,000	66,488
DPL, Inc.
4.13%, 7/1/25	55,000	52,546
4.35%, 4/15/29	110,000	97,610
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	50,000	49,363
NRG Energy, Inc., 5.25%, 6/15/29(a)	272,000	252,515
Pacific Gas and Electric Co., 6.15%, 1/15/33	30,000	30,777
PG&E Corp., 5.25%, 7/1/30	595,000	552,339
Vistra Operations Co. LLC, 5.63%, 2/15/27(a)	115,000	111,609
		1,327,697
Electronics - 0.2%
Atkore, Inc., 4.25%, 6/1/31(a)	102,000	89,286

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(a)	100,000	94,994
Engineering & Construction - 0.8%
AECOM, 5.13%, 3/15/27	190,000	188,208
MasTec, Inc., 6.63%, 8/15/29(a)	161,000	144,095
TopBuild Corp., 3.63%, 3/15/29(a)	50,000	42,765
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	37,000	31,299
		406,367
Entertainment - 1.2%
Affinity Interactive, 6.88%, 12/15/27(a)	37,000	32,932
Boyne USA, Inc., 4.75%, 5/15/29(a)	82,000	72,993
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(a)	35,000	33,804
Churchill Downs, Inc., 5.50%, 4/1/27(a)	55,000	53,850
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	45,000	39,315
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(a)	316,000	207,770
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29(a)	40,000	34,773
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	15,000	13,232
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 2/15/31(a)	101,000	101,919
		590,588
Environmental Control - 0.9%
Covanta Holding Corp., 5.00%, 9/1/30	195,000	167,739

	Shares/ Principal	Fair Value

Environmental Control (continued)
GFL Environmental, Inc.
5.13%, 12/15/26(a)	$35,000	$34,222
4.75%, 6/15/29(a)	47,000	43,903
Harsco Corp., 5.75%, 7/31/27(a)	259,000	203,325
Tervita Corp., 11.00%, 12/1/25(a)	18,000	19,305
		468,494
Food - 2.5%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28(a)	115,000	115,287
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 2/15/28(a)	145,000	144,109
Ingles Markets, Inc., 4.00%, 6/15/31(a)	76,000	66,052
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	50,000	48,499
4.13%, 1/31/30(a)	166,000	151,890
4.38%, 1/31/32(a)	346,000	313,646
Post Holdings, Inc.
5.63%, 1/15/28(a)	175,000	171,500
5.50%, 12/15/29(a)	170,000	160,035
US Foods, Inc., 4.75%, 2/15/29(a)	69,000	63,739
		1,234,757
Forest Products & Paper - 0.6%
Domtar Corp., 6.75%, 10/1/28(a)	344,000	306,160
Gas - 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/24	150,000	147,000
5.88%, 8/20/26	165,000	157,851
5.75%, 5/20/27	127,000	119,537
		424,388
Healthcare-Products - 0.9%
Embecta Corp.
5.00%, 2/15/30(a)	279,000	240,029
6.75%, 2/15/30(a)	60,000	54,600
Garden Spinco Corp., 8.63%, 7/20/30(a)	82,000	87,608
Hologic, Inc.
4.63%, 2/1/28(a)	25,000	24,268
3.25%, 2/15/29(a)	75,000	66,725
		473,230
Healthcare-Services - 1.5%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(a)	300,000	290,625
Encompass Health Corp.
4.50%, 2/1/28	76,000	70,791
4.63%, 4/1/31	249,000	217,513
Molina Healthcare, Inc., 4.38%, 6/15/28(a)	160,000	148,846
		727,775

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Home Builders - 3.1%
Beazer Homes USA, Inc., 5.88%, 10/15/27	$58,000	$52,839
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27(a)	90,000	79,030
Century Communities, Inc., 6.75%, 6/1/27	25,000	24,948
Empire Communities Corp., 7.00%, 12/15/25(a)	34,000	29,869
Forestar Group, Inc., 5.00%, 3/1/28(a)	106,000	94,870
Installed Building Products, Inc., 5.75%, 2/1/28(a)	147,000	135,367
KB Home, 7.25%, 7/15/30	90,000	91,281
LGI Homes, Inc., 4.00%, 7/15/29(a)	139,000	112,915
M/I Homes, Inc., 4.95%, 2/1/28	216,000	199,785
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	43,000	37,517
Taylor Morrison Communities, Inc.
5.75%, 1/15/28(a)	146,000	143,616
5.13%, 8/1/30(a)	107,000	98,769
Thor Industries, Inc., 4.00%, 10/15/29(a)	211,000	174,436
Tri Pointe Homes, Inc., 5.70%, 6/15/28	217,000	208,797
Winnebago Industries, Inc., 6.25%, 7/15/28(a)	60,000	57,389
		1,541,428
Home Furnishings - 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(a)	66,000	58,066

Insurance - 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 4/15/28(a)	93,000	91,954
MGIC Investment Corp., 5.25%, 8/15/28	128,000	121,664
		213,618
Internet - 1.7%
Cars.com, Inc., 6.38%, 11/1/28(a)	208,000	196,560
Cogent Communications Group, Inc., 7.00%, 6/15/27(a)	227,000	225,116
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	67,000	50,207
Rakuten Group, Inc., 10.25%, 11/30/24(a)	200,000	190,000
Ziff Davis, Inc., 4.63%, 10/15/30(a)	197,000	169,964
		831,847
Investment Companies - 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	71,000	69,236

	Shares/ Principal	Fair Value

Investment Companies (continued)
6.38%, 12/15/25	$54,000	$53,018
6.25%, 5/15/26	72,000	70,854
5.25%, 5/15/27	200,000	187,662
4.38%, 2/1/29	210,000	180,600
		561,370
Iron & Steel - 2.0%
ATI, Inc.
5.88%, 12/1/27	139,000	135,789
5.13%, 10/1/31	41,000	37,310
Carpenter Technology Corp., 7.63%, 3/15/30	250,000	258,586
Commercial Metals Co.
4.13%, 1/15/30	28,000	24,715
4.38%, 3/15/32	115,000	98,926
Mineral Resources Ltd.
8.13%, 5/1/27(a)	135,000	137,018
8.00%, 11/1/27(a)	75,000	77,135
8.50%, 5/1/30(a)	210,000	215,518
		984,997
Leisure Time - 3.8%
Carnival Corp.
7.63%, 3/1/26(a)	464,000	423,651
5.75%, 3/1/27(a)	35,000	28,788
9.88%, 8/1/27(a)	116,000	119,265
6.00%, 5/1/29(a)	135,000	107,476
10.50%, 6/1/30(a)	236,000	226,560
Royal Caribbean Cruises Ltd.
11.50%, 6/1/25(a)	148,000	157,811
5.50%, 8/31/26(a)	359,000	335,862
11.63%, 8/15/27(a)	389,000	417,609
Vista Outdoor, Inc., 4.50%, 3/15/29(a)	82,000	66,174
		1,883,196
Lodging - 1.3%
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	197,000	188,698
3.63%, 2/15/32(a)	180,000	151,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	197,284
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(a)	100,000	98,125
		635,982
Machinery-Construction & Mining - 0.5%
BWX Technologies, Inc., 4.13%, 6/30/28(a)	125,000	112,551
Terex Corp., 5.00%, 5/15/29(a)	135,000	125,619
		238,170
Machinery-Diversified - 0.5%
Chart Industries, Inc.
7.50%, 1/1/30(a)	45,000	46,495

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Machinery-Diversified (continued)
9.50%, 1/1/31(a)	$172,000	$181,460
		227,955
Media - 4.9%
AMC Networks, Inc.
4.75%, 8/1/25	55,000	48,776
4.25%, 2/15/29	238,000	146,325
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	46,000	42,435
5.38%, 6/1/29(a)	162,000	148,757
4.75%, 3/1/30(a)	65,000	56,316
7.38%, 3/1/31(a)	145,000	142,734
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc., 5.88%, 8/15/27(a)	635,000	571,784
DISH DBS Corp.
7.75%, 7/1/26	152,000	100,006
7.38%, 7/1/28	322,000	183,646
DISH Network Corp., 11.75%, 11/15/27(a)	65,000	62,562
GCI LLC, 4.75%, 10/15/28(a)	90,000	77,646
Nexstar Media, Inc., 4.75%, 11/1/28(a)	143,000	127,180
Scripps Escrow, Inc., 5.88%, 7/15/27(a)	52,000	38,301
Univision Communications, Inc., 7.38%, 6/30/30(a)	50,000	47,272
Urban One, Inc., 7.38%, 2/1/28(a)	90,000	81,765
Virgin Media Finance PLC, 5.00%, 7/15/30(a)	400,000	330,612
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	200,000	186,248
VZ Secured Financing BV, 5.00%, 1/15/32(a)	75,000	60,850
		2,453,215
Mining - 2.8%
Arconic Corp., 6.13%, 2/15/28(a)	38,000	37,425
Coeur Mining, Inc., 5.13%, 2/15/29(a)	172,000	145,770
Eldorado Gold Corp., 6.25%, 9/1/29(a)	307,000	285,449
FMG Resources August 2006 Pty Ltd.
5.88%, 4/15/30(a)	283,000	273,688
6.13%, 4/15/32(a)	186,000	179,025
Hecla Mining Co., 7.25%, 2/15/28	103,000	104,031
Taseko Mines Ltd., 7.00%, 2/15/26(a)	398,000	361,085
		1,386,473
Office & Business Equipment - 1.1%
Pitney Bowes, Inc.
6.88%, 3/15/27(a)	10,000	7,919
7.25%, 3/15/29(a)	324,000	241,955
Xerox Holdings Corp., 5.50%, 8/15/28(a)	347,000	300,355
		550,229

	Shares/ Principal	Fair Value

Oil & Gas - 7.8%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(a)	$20,000	$19,624
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/28(a)	20,000	19,344
5.88%, 6/30/29(a)	50,000	44,125
Athabasca Oil Corp., 9.75%, 11/1/26(a)	44,000	45,870
Baytex Energy Corp., 8.75%, 4/1/27(a)	89,000	91,138
Berry Petroleum Co. LLC, 7.00%, 2/15/26(a)	180,000	168,874
California Resources Corp., 7.13%, 2/1/26(a)	49,000	49,604
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.25%, 7/15/24(a)	40,000	40,000
Chord Energy Corp., 6.38%, 6/1/26(a)	355,000	351,617
CNX Resources Corp., 7.25%, 3/14/27(a)	7,000	7,059
Crescent Energy Finance LLC
7.25%, 5/1/26(a)	47,000	44,199
9.25%, 2/15/28(a)	33,000	31,639
CVR Energy, Inc.
5.25%, 2/15/25(a)	135,000	129,590
5.75%, 2/15/28(a)	25,000	22,941
Energean PLC, 6.50%, 4/30/27(a)	200,000	182,187
Harbour Energy PLC, 5.50%, 10/15/26(a)	115,000	100,625
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(a)	200,000	189,262
Matador Resources Co., 5.88%, 9/15/26	95,000	93,729
MEG Energy Corp., 5.88%, 2/1/29(a)	267,000	256,006
Northern Oil and Gas, Inc., 8.13%, 3/1/28(a)	103,000	100,940
Parkland Corp., 4.63%, 5/1/30(a)	53,000	47,117
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	32,000	31,768
6.00%, 2/15/28	474,000	449,115
PDC Energy, Inc., 5.75%, 5/15/26	205,000	199,557
Permian Resources Operating LLC, 5.88%, 7/1/29(a)	45,000	42,610
Petrofac Ltd., 9.75%, 11/15/26(a)	90,000	66,937
Precision Drilling Corp.
7.13%, 1/15/26(a)	50,000	48,828
6.88%, 1/15/29(a)	14,000	12,705
ROCC Holdings LLC, 9.25%, 8/15/26(a)	46,000	48,489
Strathcona Resources Ltd., 6.88%, 8/1/26(a)	30,000	23,848
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29	110,000	100,960

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Talos Production, Inc., 12.00%, 1/15/26	$250,000	$267,178
Transocean Titan Financing Ltd., 8.38%, 2/1/28(a)	45,000	46,308
Transocean, Inc., 8.75%, 2/15/30(a)	304,000	310,080
Vermilion Energy, Inc., 6.88%, 5/1/30(a)	71,000	64,710
Vital Energy, Inc.
9.50%, 1/15/25	100,000	100,702
10.13%, 1/15/28	50,000	48,013
		3,897,298
Oil & Gas Services - 1.9%
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(a)	25,000	24,112
CGG SA, 8.75%, 4/1/27(a)	150,000	125,045
Enerflex Ltd., 9.00%, 10/15/27(a)	278,000	270,513
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 9/1/27	163,000	155,665
Weatherford International Ltd., 8.63%, 4/30/30(a)	364,000	372,394
		947,729
Packaging & Containers - 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 8/15/26(a)	100,000	93,250
LABL, Inc., 9.50%, 11/1/28(a)	40,000	40,350
Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26(a)	130,000	130,000
Silgan Holdings, Inc., 4.13%, 2/1/28	53,000	49,883
TriMas Corp., 4.13%, 4/15/29(a)	110,000	96,800
		410,283
Pharmaceuticals - 1.4%
180 Medical, Inc., 3.88%, 10/15/29(a)	85,000	75,163
Bausch Health Cos., Inc.
5.50%, 11/1/25(a)	60,000	49,331
6.13%, 2/1/27(a)	133,000	86,078
11.00%, 9/30/28(a)	50,000	36,484
BellRing Brands, Inc., 7.00%, 3/15/30(a)	282,000	285,658
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 9/1/25(a)	55,000	51,869
Jazz Securities DAC, 4.38%, 1/15/29(a)	105,000	96,337
		680,920
Pipelines - 4.1%
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	135,000	121,345
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	100,000	97,649
5.63%, 5/1/27(a)	30,000	28,902

	Shares/ Principal	Fair Value

Pipelines (continued)
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 6/1/28(a)	$224,000	$205,057
EnLink Midstream LLC, 6.50%, 9/1/30(a)	40,000	40,203
EQM Midstream Partners LP
7.50%, 6/1/27(a)	105,000	105,418
7.50%, 6/1/30(a)	55,000	53,281
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	74,000	73,005
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	50,000	47,976
6.88%, 1/15/29	379,000	352,375
Harvest Midstream I LP, 7.50%, 9/1/28(a)	25,000	24,933
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(a)	85,000	80,152
New Fortress Energy, Inc.
6.75%, 9/15/25(a)	90,000	86,982
6.50%, 9/30/26(a)	450,000	414,000
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(a)	146,000	140,897
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.50%, 10/15/26(a)	35,000	33,600
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(a)	115,000	115,862
Western Midstream Operating LP, 6.15%, 4/1/33	25,000	25,280
		2,046,917
Real Estate - 0.2%
Howard Hughes Corp. (The), 5.38%, 8/1/28(a)	95,000	86,508
REITS - 3.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	80,000	71,552
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(a)	45,000	38,648
Iron Mountain, Inc.
4.88%, 9/15/27(a)	50,000	47,260
5.25%, 7/15/30(a)	370,000	331,627
5.63%, 7/15/32(a)	395,000	360,848
Office Properties, Income Trust, 2.65%, 6/15/26	147,000	99,409
Service Properties Trust
7.50%, 9/15/25	73,000	72,033
5.25%, 2/15/26	194,000	169,750
4.75%, 10/1/26	209,000	174,443

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

REITS (continued)
4.95%, 2/15/27	$114,000	$96,502
5.50%, 12/15/27	45,000	40,206
4.38%, 2/15/30	60,000	44,771
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28(a)	65,000	62,969
		1,610,018
Retail - 6.1%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/28(a)	50,000	46,500
4.38%, 1/15/28(a)	105,000	96,931
4.00%, 10/15/30(a)	619,000	530,792
Academy Ltd., 6.00%, 11/15/27(a)	146,000	142,410
Bath & Body Works, Inc.
9.38%, 7/1/25(a)	9,000	9,615
6.88%, 11/1/35	73,000	65,806
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	473,000	392,741
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 4/26/28(a)	52,000	49,400
FirstCash, Inc.
4.63%, 9/1/28(a)	204,000	181,108
5.63%, 1/1/30(a)	260,000	239,850
Foot Locker, Inc., 4.00%, 10/1/29(a)	27,000	22,525
GYP Holdings III Corp., 4.63%, 5/1/29(a)	84,000	71,820
Macy's Retail Holdings LLC, 5.88%, 4/1/29(a)	114,000	105,449
Murphy Oil USA, Inc., 3.75%, 2/15/31(a)	148,000	124,695
Patrick Industries, Inc., 4.75%, 5/1/29(a)	191,000	165,725
QVC, Inc.
4.45%, 2/15/25	152,000	89,796
5.45%, 8/15/34	138,000	51,557
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	40,000	36,600
Yum! Brands, Inc.
4.75%, 1/15/30(a)	280,000	267,509
3.63%, 3/15/31	100,000	87,800
5.38%, 4/1/32	241,000	233,295
6.88%, 11/15/37	25,000	26,227
		3,038,151
Software - 1.7%
Alteryx, Inc., 8.75%, 3/15/28	150,000	150,970
Fair Isaac Corp., 4.00%, 6/15/28(a)	96,000	88,455
MicroStrategy, Inc., 6.13%, 6/15/28(a)	141,000	125,138
MSCI, Inc.
4.00%, 11/15/29(a)	110,000	100,365
3.88%, 2/15/31(a)	95,000	84,559
Open Text Corp., 3.88%, 12/1/29(a)	125,000	105,313

	Shares/ Principal	Fair Value

Software (continued)
Open Text Holdings, Inc., 4.13%, 2/15/30(a)	$37,000	$31,721
PTC, Inc.
3.63%, 2/15/25(a)	75,000	72,361
4.00%, 2/15/28(a)	68,000	63,544
		822,426
Telecommunications - 3.4%
Frontier Communications Holdings LLC
6.75%, 5/1/29(a)	95,000	75,288
8.75%, 5/15/30(a)	108,000	107,569
8.63%, 3/15/31(a)	50,000	48,960
Hughes Satellite Systems Corp.
5.25%, 8/1/26	163,000	154,622
6.63%, 8/1/26	100,000	94,464
Level 3 Financing, Inc.
4.25%, 7/1/28(a)	12,000	6,770
10.50%, 5/15/30	217,250	208,560
Sable International Finance Ltd., 5.75%, 9/7/27(a)	25,000	23,289
Sprint Capital Corp.
6.88%, 11/15/28	235,000	252,977
8.75%, 3/15/32	188,000	229,172
Sprint LLC, 7.63%, 3/1/26	125,000	132,252
Viasat, Inc.
5.63%, 4/15/27(a)	250,000	234,750
6.50%, 7/15/28(a)	193,000	142,576
		1,711,249
Transportation - 0.6%
Danaos Corp., 8.50%, 3/1/28(a)	173,000	168,020
Rand Parent LLC, 8.50%, 2/15/30(a)	105,000	98,700
XPO CNW, Inc., 6.70%, 5/1/34	44,000	39,826
		306,546
Trucking & Leasing - 0.4%
Fortress Transportation and Infrastructure Investors LLC
9.75%, 8/1/27(a)	122,000	128,721
5.50%, 5/1/28(a)	105,000	95,796
		224,517
Total Corporate Bonds and Notes
(Cost - $50,481,005)		48,769,397
Short-Term Investments - 0.9%
Money Market Funds - 0.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(d) (Cost - $443,858)	443,858	443,858
Total Investments - 99.0%
(Cost - $50,924,863)		$49,213,255
Other Assets Less Liabilities - Net 1.0%		496,515
Total Net Assets - 100.0%		$49,709,770

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2023, these securities amounted to $36,781,352 or 74.0% of net assets.
(b)	PIK - Pay-in-kind security.
(c)	Variable rate security. The rate shown is the rate in effect at period end.
(d)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	1	6/21/2023	$121,141	$603
U.S. 2 Year Note Future	Goldman Sachs & Co.	7	6/30/2023	1,445,172	11,502
U.S. Long Bond Future	Goldman Sachs & Co.	3	6/21/2023	393,469	17,942

					30,047
Short Futures Contracts
U.S. 10 Year Note Future	Goldman Sachs & Co.	2	6/21/2023	229,844	(8,750)
U.S. 5 Year Note Future	Goldman Sachs & Co.	7	6/30/2023	766,555	(16,004)

					(24,754)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$5,293